Income Tax Expense (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated loss (in Dollars)	$ 73,017,943
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%
Jin Xuan Luxury Tourism [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect of tax losses	25.00%
Flower Crown (China) Holding Group Co., Ltd. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect of tax losses	16.50%